SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of asset estimated useful life and salvage value
 Estimated useful lives and salvage values are presented below:

	Life (in years)	Salvage Value

Jack-up drilling rigs:
Hulls	35	20%
Legs	30	20%
Quarters	25	20%
Drilling equipment	10 to 25	20%

Drill pipe and tubular equipment	4	10%
Other property and equipment	3 to 30	various

Reconciliation of shares for basic and diluted income per share
A reconciliation of shares for basic and diluted income per share for each of the past three years is set forth below.  There were no income adjustments to the numerators of the basic or diluted computations for the periods presented (in thousands):

	2011	2010	2009

Average common shares outstanding	125,044	117,021	113,515
Add dilutive securities:
Nonvested restricted stock and units	765	1,270	-
Employee and director stock options	298	417	69
Stock appreciation rights and other	286	110	-
Average shares for diluted computations	126,393	118,818	113,584

Options and other potentially dilutive securities are antidilutive and excluded from the dilutive calculations when their exercise or conversion price exceeds the average stock market price during the period.  The following table sets forth the share effects of securities excluded from the diluted calculations because they were antidilutive for the years indicated.  Such securities could potentially dilute earnings per share in the future (in thousands):

	2011	2010	2009

Employee and director stock options	42	153	1,481
Stock appreciation rights and other	266	-	85
Total potentially dilutive shares	308	153	1,566

Schedule of other comprehensive income
Other comprehensive income (loss) for 2011, 2010 and 2009, consisted solely of adjustments relating to pension and other postretirement benefits, the components of which were as follows, net of income taxes (in thousands):

	2011	2010	2009

Net (loss) gain arising during the period	$(79,888)	$(3,779)	$14,225
Prior service (cost) credit arising during the period	-	-	43,703
Amortization of (gain) loss	14,135	12,648	10,721
Amortization of transition obligation	552	430	431
Amortization of prior service cost (credit)	(14,975)	(4,473)	(2,385)
Total other comprehensive income (loss), net of tax	$(80,176)	$4,826	$66,695